UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

# John Hancock Regional Bank Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2010

1

John Hancock Regional Bank Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Corporate Bonds 0.82%				$5,615,994
(Cost $5,398,946)

Financials 0.82%				5,615,994

Commercial Banks 0.82%
City National Capital Trust I	9.625%	02/01/40	3,225,000	3,454,494
Webster Capital Trust IV,
(7.65% to 6/15/17 then 3 month LIBOR + 189 bps)	7.650	06/15/37	3,275,000	2,161,500
			Shares	Value

Common Stocks 90.72%				$624,375,941
(Cost $398,868,113)

Financials 90.72%				624,375,941

Capital Markets 5.79%
Bond Street Holdings LLC, Class A (I)(S)			322,783	6,455,660
Northern Trust Corp.			176,543	8,918,952
State Street Corp.			571,159	24,491,298

Commercial Banks 68.94%
1st United Bancorp, Inc. (I)			339,927	2,620,837
Bank of Marin Bancorp			30,579	972,106
Bar Harbor Bankshares			48,939	1,321,842
BB&T Corp.			827,572	23,064,432
Bryn Mawr Bank Corp.			383,894	6,146,143
Centerstate Banks, Inc.			498,314	5,511,353
City Holding Company			85,335	2,682,079
CoBiz Financial, Inc.			802,234	4,283,930
Comerica, Inc.			171,939	5,933,615
Commerce Bancshares, Inc.			565,981	22,401,528
Cullen/Frost Bankers, Inc. (I)			584,262	29,984,326
CVB Financial Corp.			398,878	3,821,251
Eagle Bancorp, Inc. (I)			128,809	1,449,101
East West Bancorp, Inc. (I)			634,457	9,381,716
F.N.B. Corp.			1,954,131	13,854,789
Fifth Third Bancorp			453,983	5,647,549
Glacier Bancorp, Inc.			283,676	4,067,914
Hancock Holding Company			465,738	19,067,314
Heartland Financial USA, Inc. (I)			22,085	308,086
Heritage Financial Corp. (I)			186,223	2,618,295
Heritage Oaks Bancorp (I)			76,734	364,487
IBERIABANK Corp.			255,404	13,648,790
Independent Bank Corp.			661,869	15,421,548
KeyCorp			1,883,441	13,523,106
Lakeland Financial Corp.			200,114	3,712,115
M&T Bank Corp.			386,738	28,521,927
MainSource Financial Group, Inc.			10,057	55,414
MB Financial, Inc.			454,133	9,209,817
Pacific Continental Corp.			480,508	4,877,156
PNC Financial Services Group, Inc.			615,374	34,110,181
S.Y. Bancorp, Inc.			59,077	1,251,842
Signature Bank (I)			418,940	14,486,945
Smithtown Bancorp, Inc. (I)			166,431	900,392
Southcoast Financial Corp. (I)			138,220	407,749

2

John Hancock Regional Bank Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

	Shares	Value

Financials (continued)
SunTrust Banks, Inc.	473,631	$11,523,442
SVB Financial Group (I)	656,068	28,466,790
TCF Financial Corp.	1,446,871	21,182,191
Trico Bancshares	377,716	6,519,378
U.S. Bancorp	1,464,308	36,724,845
Union Bankshares Corp. (I)	160,067	2,056,861
Univest Corp. of Pennsylvania	99,800	1,754,484
Washington Banking Company	225,985	2,666,623
Washington Trust Bancorp, Inc.	401,890	6,868,300
Wells Fargo & Company	1,051,754	29,901,366
WesBanco, Inc.	139,340	2,021,823
WestAmerica Bancorp	258,114	14,345,976
Zions Bancorp	253,854	4,815,610

Diversified Financial Services 11.23%
Bank of America Corp.	2,538,720	38,537,770
JPMorgan Chase & Company	917,829	35,740,261
The First Southern Bancorp	140,985	2,974,784

Thrifts & Mortgage Finance 4.76%
Berkshire Hill Bancorp, Inc.	386,034	6,388,863
Dime Community Bancshares	265,847	3,214,090
ESSA Bancorp, Inc.	129,640	1,536,234
First Financial Holdings, Inc.	114,083	1,345,039
Flushing Financial Corp.	446,713	5,472,234
People's United Financial, Inc.	723,489	11,698,817
WSFS Financial Corp.	115,725	3,124,575

	Shares	Value

Preferred Stocks 0.32%		$2,209,129
(Cost $1,122,204)

Financials 0.32%		2,209,129

Diversified Financial Services 0.32%
Bank of America Corp., 8.200%	68,315	1,608,135
Citigroup, Inc., 8.500%, Depositary Shares, Series F (I)	9,296	159,055
Citigroup, Inc., 8.125%, Series AA (I)	25,428	441,939
	Shares	Value

Convertible Preferred Stocks 4.23%		$29,102,841
(Cost $17,911,455)

Financials 4.23%		29,102,841

Commercial Banks 4.00%
East West Bancorp, Inc., 8.000%, Series A	10,954	17,917,787
Huntington Bancshares, Inc., 8.500%	6,285	5,562,225
Keycorp, 7.750%, Series A	25,000	2,346,250
Webster Financial Corp., 8.500%, Series A	2,000	1,670,000

Diversified Financial Services 0.23%
Monarch Financial Holdings, Inc., 7.800%, Series B	54,975	1,365,579
The First Southern Bancorp, 5.000%, Series C	241	241,000

3

John Hancock Regional Bank Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Yield*	date		Value
Short-Term Investments 3.70%				$25,499,933
(Cost $25,499,933)

U.S. Government 1.45%				9,999,933
U.S. Treasury Bill,
Note	0.010%	02/25/10	10,000,000	9,999,933
U.S. Government Agency 2.25%				25,499,933
Federal Home Loan Bank,
Discount Note	0.030	02/01/10	15,500,000	15,500,000

Total investments (Cost $448,800,651)† 99.79%				$686,803,838

Other assets and liabilities, net 0.21%				$1,467,089

Total net assets 100.00%				$688,270,927

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At January 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $453,223,286. Net unrealized appreciation aggregated $233,580,552, of which $266,936,337 related to appreciated investment securities and $33,355,785 related to depreciated investment securities.

4

Notes to the Schedule of Investments (Unaudited)

Security valuation

Investments are stated at value as of the close of regular trading on the New York Stock exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt instruments are valued at amortized cost.

Other portfiolio assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants and rights.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed-income securities.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010, by major security category or security type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Investments in Securities	01/31/10	Price	Inputs	Inputs
Common Stocks	$624,375,941	$608,538,565	$9,381,716	$6,455,660
Convertible Preferred Stocks	29,102,841	7,908,475	20,953,366	241,000
Corporate Bonds	5,615,994	—	5,615,994	—
Preferred Stock	2,209,129	2,209,129	—	—
Short-Term Investments	25,499,933	—	25,499,933	—
Total Investments in Securities	$686,803,838	$618,656,169	$61,451,009	$6,696,660

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Financials
Balance as of 10/31/09	-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized gain (loss)	-
Net purchases (sales)	-
Net transfers in and/out of Level 3	$6,696,660
Balance as of 01/31/10	$6,696,660

6

# More information

**Trustees**
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

**Officers**
Keith F. Hartstein
*President and Chief Executive Officer*

Andrew G. Arnott
*Chief Operating Officer*

Thomas M. Kinzler
*Secretary and Chief Legal Officer*

Francis V. Knox, Jr.
*Chief Compliance Officer*

Charles A. Rizzo
*Chief Financial Officer*

Michael J. Leary
*Treasurer*

**Investment adviser**
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

**Subadviser**
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

**Principal distributor**
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

**Custodian**
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

**Transfer agent**
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

**Legal counsel**
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock Signature Services, Inc.<br>P.O. Box 55913<br>Boston, MA 02205-5913 | **Express mail:**<br>John Hancock Signature Services, Inc.<br>Mutual Fund Image Operations<br>30 Dan Road<br>Canton, MA 02021 |
| **Phone** | Customer service representatives<br>EASI-Line<br>TDD line | **1-800-225-5291**<br>**1-800-338-8080**<br>**1-800-554-6713** |

This report is for the information of the shareholders of John Hancock Regional Bank Fund.
7

010Q1 1/10
3/10

John Hancock

MUTUAL FUNDS

# John Hancock Small Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2010

1

John Hancock Small Cap Equity Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

	Shares	Value

Common Stocks 99.12%		$406,624,984
(Cost $349,921,195)

Consumer Discretionary 14.61%		59,918,502

Auto Components 0.53%
Cooper Tire & Rubber Company	127,386	2,169,384

Diversified Consumer Services 0.90%
American Public Education, Inc. (I)(L)	96,326	3,673,874

Hotels, Restaurants & Leisure 3.77%
7 Days Group Holdings, Ltd., ADR (I)	213,923	2,586,329
Bally Technologies, Inc. (I)	184,045	7,301,065
Penn National Gaming, Inc. (I)	206,140	5,561,657

Household Durables 3.10%
iRobot Corp. (I)(L)	365,714	5,778,281
Tempur-Pedic International, Inc. (I)(L)	279,237	6,950,209

Media 2.06%
Imax Corp. (I)	661,865	8,471,872

Specialty Retail 3.60%
A.C. Moore Arts & Crafts, Inc. (I)	590,048	1,652,134
CarMax, Inc. (I)	200,698	4,140,400
DSW, Inc., Class A (I)(L)	238,762	5,754,164
O'Reilly Automotive, Inc. (I)(L)	85,187	3,220,069

Textiles, Apparel & Luxury Goods 0.65%
G-III Apparel Group, Ltd. (I)	152,732	2,659,064

Consumer Staples 0.61%		2,502,473

Food Products 0.61%
Smart Balance, Inc. (I)	450,085	2,502,473

Energy 5.82%		23,866,183

Energy Equipment & Services 1.88%
Dril-Quip, Inc. (I)	76,414	4,010,971
Key Energy Services, Inc. (I)	381,405	3,688,186

Oil, Gas & Consumable Fuels 3.94%
Atlas Energy Inc.	106,120	3,210,130
Brigham Exploration Company (I)	500,673	6,528,776
Kodiak Oil & Gas Corp. (I)	1,268,233	2,993,030
Rex Energy Corp. (I)	277,247	3,435,090

Financials 7.37%		30,236,536

Capital Markets 4.54%
Evercore Partners, Inc., Class A	313,602	9,367,292
Greenhill & Company, Inc. (L)	30,353	2,361,463
Harris & Harris Group, Inc. (I)	518,671	2,095,431
Lazard, Ltd., Class A	124,968	4,816,267

Commercial Banks 1.36%
East West Bancorp, Inc.	203,144	3,003,890
IBERIABANK Corp.	47,742	2,551,332

Insurance 1.47%
Assured Guaranty, Ltd. (L)	266,587	6,040,861

2

John Hancock Small Cap Equity Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

	Shares	Value

Health Care 22.62%		92,816,244

Biotechnology 6.76%
AMAG Pharmaceuticals, Inc. (I)(L)	172,200	$7,573,356
BioMarin Pharmaceutical, Inc. (I)(L)	190,654	3,704,407
Human Genome Sciences, Inc. (I)	94,000	2,488,180
Isis Pharmaceuticals, Inc. (I)(L)	231,333	2,581,676
Onyx Pharmaceuticals, Inc. (I)	118,877	3,418,903
OSI Pharmaceuticals, Inc. (I)	76,181	2,606,914
United Therapeutics Corp. (I)(L)	90,289	5,378,516

Health Care Equipment & Supplies 10.65%
Align Technology, Inc. (I)(L)	367,451	6,889,706
ArthroCare Corp. (I)	92,800	2,473,120
Conceptus, Inc. (I)(L)	210,698	4,089,648
Electro-Optical Sciences, Inc. (I)(L)	299,915	2,735,225
Micrus Endovascular Corp. (I)	232,877	3,907,676
NuVasive, Inc. (I)(L)	153,159	4,227,188
Quidel Corp. (I)(L)	178,907	2,375,885
RTI Biologics, Inc. (I)	722,570	2,283,321
SenoRx, Inc. (I)	415,053	3,092,145
Somanetics Corp. (I)	177,288	2,810,015
SonoSite, Inc. (I)(L)	124,232	3,382,837
Thoratec Corp. (I)(L)	191,206	5,420,690

Health Care Providers & Services 0.44%
Sharps Compliance Corp. (I)	245,729	1,791,364

Health Care Technology 1.86%
athenahealth, Inc. (I)(L)	111,243	4,376,300
SXC Health Solutions Corp. (I)	68,884	3,245,814

Pharmaceuticals 2.91%
Eurand NV (I)	252,192	2,786,722
Impax Laboratories, Inc. (I)	190,490	2,533,517
Inspire Pharmaceuticals, Inc. (I)	847,390	4,669,119
Par Pharmaceutical Companies, Inc. (I)	75,000	1,974,000

Industrials 12.47%		51,173,907

Aerospace & Defense 1.37%
Aerovironment, Inc. (I)(L)	165,666	5,644,241

Air Freight & Logistics 0.51%
Atlas Air Worldwide Holdings, Inc. (I)	56,687	2,078,712

Airlines 2.58%
Copa Holdings SA, Class A	127,036	6,603,331
UAL Corp. (I)(L)	327,178	4,001,387

Commercial Services & Supplies 2.31%
Corrections Corp. of America (I)	239,784	4,486,359
EnerNOC, Inc. (I)(L)	160,006	4,982,587

Electrical Equipment 0.82%
Fushi Copperweld, Inc. (I)(L)	364,521	3,360,884

Machinery 1.54%
Flow International Corp. (I)	1,180,178	4,024,407
Force Protection, Inc. (I)	450,500	2,293,045

Professional Services 1.48%
FTI Consulting, Inc. (I)(L)	146,430	6,069,524

3

John Hancock Small Cap Equity Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

	Shares	Value

Industrials (continued)

Road & Rail 1.86%
Genesee & Wyoming, Inc., Class A (I)	175,340	$5,167,270
Saia, Inc. (I)(L)	205,180	2,462,160

Information Technology 26.21%		107,509,680

Communications Equipment 1.56%
Comtech Telecommunications Corp. (I)(L)	180,246	6,373,499

Internet Software & Services 7.18%
Ancestry.com, Inc. (I)(L)	221,299	3,071,630
Constant Contact, Inc. (I)(L)	436,242	7,695,309
Dice Holdings, Inc. (I)	189,150	1,080,047
IAC/InterActiveCorp (I)	178,323	3,580,726
OpenTable, Inc. (I)(L)	87,356	2,174,291
TechTarget, Inc. (I)	387,970	2,056,241
The Knot, Inc. (I)(L)	303,013	2,772,569
VistaPrint NV (I)(L)	125,500	7,029,255

IT Services 2.84%
Euronet Worldwide, Inc. (I)(L)	262,060	5,351,265
Telvent GIT SA	175,293	6,314,054

Semiconductors & Semiconductor Equipment 6.92%
Atmel Corp. (I)	948,583	4,401,425
Cypress Semiconductor Corp. (I)	370,010	3,718,601
Netlogic Microsystems, Inc. (I)(L)	219,924	9,008,087
Silicon Laboratories, Inc. (I)	213,812	9,031,419
Varian Semiconductor Equipment Associates, Inc. (I)	75,403	2,211,570

Software 7.71%
Concur Technologies, Inc. (I)(L)	229,272	9,090,635
Monotype Imaging Holdings, Inc. (I)	557,792	5,036,862
NetSuite, Inc. (I)(L)	388,804	6,139,215
Rosetta Stone, Inc. (I)(L)	313,804	5,576,297
Ultimate Software Group, Inc. (I)	193,869	5,796,683

Materials 9.41%		38,601,459

Chemicals 3.16%
Ferro Corp.	343,010	2,661,758
LSB Industries, Inc. (I)	344,819	4,534,370
Neo Material Technologies, Inc. (I)	1,447,684	5,754,180

Containers & Packaging 1.06%
Packaging Corp. of America	197,153	4,345,252

Metals & Mining 3.25%
Avalon Rare Metals, Inc. (I)	1,191,253	2,629,279
Avalon Rare Metals, Inc. (I)	142,900	315,402
Consolidated Thompson Iron Mines, Ltd. (I)	372,105	2,502,160
Horsehead Holding Corp. (I)	364,430	3,571,414
Northgate Minerals Corp. (I)	1,094,660	2,769,490
Walter Energy, Inc.	24,134	1,566,779

Paper & Forest Products 1.94%
KapStone Paper and Packaging Corp. (I)	559,497	5,169,752
Schweitzer Mauduit International, Inc.	36,970	2,781,623

4

John Hancock Small Cap Equity Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Shares	Value

Convertible Preferred Stocks 1.40%			$5,738,141
(Cost $3,508,000)

Financials 1.40%			5,738,141
Commercial Banks 1.40%
East West Bancorp, Inc., 8.00%, Series A		3,508	5,738,141

Warrants 0.04%			$182,218
(Cost $140,182)

Information Technology 0.00%			0
Software 0.00%
Access Integrated Technologies, Inc., (Expiration date 7/20/2010; strike price $11.00) (I)		75,000	0

Materials 0.04%			182,218
Metals & Mining 0.04%
Avalon Rare Metals, Inc., (Expiration date 9/17/2011; strike price CAD 3.00) (I)		595,626	182,218

		Shares	Value

Short-Term Investments 25.33%			$103,896,212
(Cost $103,860,842)

Cash Equivalents 25.33%			103,896,212
John Hancock Collateral Investment Trust(W)	0.2068%(Y)	10,379,138	103,896,212

Total investments (Cost $457,430,219)† 125.89%			$516,441,555

Other assets and liabilities, net (25.89%)			($106,199,675)

Total net assets 100.00%			$410,241,880

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

CAD Canadian Dollars

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of January 31, 2010.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser.

(Y) Represents the investment of securities lending collateral and the rate shown is the annualized seven-day yield as of January 31, 2010.

† At January 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $461,403,576. Net unrealized appreciation aggregated $55,037,979, of which $78,482,545 related to appreciated investment securities and $23,444,566 related to depreciated investment securities.

5

Notes to the Schedule of Investments (Unaudited)

Security valuation

Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent quotation service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, an affiliate of Manulife Financial Corporation, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market instruments as part of the securities lending program.

Other portfolio assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants and rights.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed-income securities.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an

6

investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010, by major security category or security type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Investments in Securities	01/31/10	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$59,918,502	$59,918,502	—	—
Consumer Staples	2,502,473	2,502,473	—	—
Energy	23,866,183	23,866,183	—	—
Financials	30,236,536	27,232,646	$3,003,890	—
Health Care	92,816,244	92,816,244	—	—
Industrials	51,173,907	51,173,907	—	—
Information Technology	107,509,680	107,509,680	—	—
Materials	38,601,459	35,972,180	2,629,279	—
Financials	5,738,141	—	5,738,141	—
Convertible Preferred Stocks
Materials	182,218	—	182,218	—
Short-Term Investments	103,896,212	103,896,212	—	—
Total Investments in Securities	$516,441,555	$504,888,027	$11,553,528	—

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund receives compensation for lending its securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

7

# More information

**Trustees**
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

**Officers**
Keith F. Hartstein
*President and Chief Executive Officer*

Andrew G. Arnott
*Chief Operating Officer*

Thomas M. Kinzler
*Secretary and Chief Legal Officer*

Francis V. Knox, Jr.
*Chief Compliance Officer*

Charles A. Rizzo
*Chief Financial Officer*

Michael J. Leary
*Treasurer*

**Investment adviser**
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

**Subadviser**
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

**Principal distributor**
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

**Custodian**
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

**Transfer agent**
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

**Legal counsel**
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock Signature Services, Inc.<br>P.O. Box 55913<br>Boston, MA 02205-5913 | **Express mail:**<br>John Hancock Signature Services, Inc.<br>Mutual Fund Image Operations<br>30 Dan Road<br>Canton, MA 02021 |
| **Phone** | Customer service representatives<br>EASI-Line<br>TDD line | **1-800-225-5291**<br>**1-800-338-8080**<br>**1-800-554-6713** |

This report is for the information of the shareholders of John Hancock Small Cap Equity Fund.

8

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John Hancock

MUTUAL FUNDS

# John Hancock Financial Industries Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2010

1

John Hancock Financial Industries Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

	Shares	Value

Common Stocks 93.95%		$298,843,719
(Cost $276,701,231)

Financials 93.95%		298,843,719

Capital Markets 25.38%
Ameriprise Financial, Inc.	85,860	3,283,286
BlackRock, Inc.	47,353	10,125,018
Charles Schwab Corp.	791,459	14,475,785
Credit Suisse Group AG	46,035	1,987,791
Goldman Sachs Group, Inc.	64,506	9,593,332
Invesco, Ltd.	99,829	1,926,700
KBW, Inc. (I)	180,822	4,802,632
Knight Capital Group, Inc. (I)	91,493	1,430,951
Lazard, Ltd., Class A (I)	364,481	14,047,098
Morgan Stanley	207,652	5,560,921
Northern Trust Corp.	29,149	1,472,607
State Street Corp.	280,376	12,022,523

Commercial Banks 23.92%
1st United Bancorp, Inc. (I)	81,646	629,491
BB&T Corp.	140,163	3,906,343
Eagle Bancorp, Inc. (I)	30,721	345,611
East West Bancorp, Inc. (I)	309,706	4,579,623
Fifth Third Bancorp	193,436	2,406,344
Glacier Bancorp, Inc.	138,685	1,988,743
Heritage Financial Corp. (I)	44,119	620,313
IBERIABANK Corp.	28,163	1,505,031
KeyCorp	628,530	4,512,845
Lakeland Financial Corp.	49,886	925,385
MB Financial, Inc.	29,779	603,918
PNC Financial Services Group, Inc.	198,266	10,989,884
Signature Bank (I)	194,523	6,726,605
SunTrust Banks, Inc.	36,036	876,756
SVB Financial Group (I)	70,797	3,071,882
TCF Financial Corp.	236,382	3,460,632
U.S. Bancorp	526,912	13,214,953
Union Bankshares Corp. (I)	38,566	495,573
Washington Banking Company	55,063	649,743
Wells Fargo & Company	512,267	14,563,751

Consumer Finance 2.52%
Discover Financial Services	586,692	8,025,946

Diversified Financial Services 12.58%
Bank of America Corp.	1,201,029	18,231,620
Citigroup, Inc. (I)	986,637	3,275,635
Interactive Brokers Group, Inc., Class A (I)	142,291	2,262,427
JPMorgan Chase & Company	401,996	15,653,724
NewStar Financial, Inc. (I)	139,163	605,359

Insurance 23.83%
ACE, Ltd. (I)	234,666	11,561,994
Aon Corp.	107,734	4,190,853
Assured Guaranty, Ltd.	146,350	3,316,291
Berkshire Hathaway, Inc. Class A (I)	148	16,960,800
HCC Insurance Holdings, Inc.	82,517	2,236,211
MetLife, Inc.	232,982	8,228,924
Old Republic International Corp.	334,826	3,545,807

2

John Hancock Financial Industries Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

			Shares	Value

Financials (continued)
PartnerRe, Ltd.			136,851	$10,207,716
Platinum Underwriters Holdings, Ltd.			45,092	1,635,036
Principal Financial Group, Inc.			156,401	3,605,043
Progressive Corp.			232,793	3,859,708
Prudential Financial, Inc.			112,348	5,616,277
Transatlantic Holdings, Inc.			16,500	819,885

Real Estate Investment Trusts 5.45%
Brandywine Realty Trust			137,633	1,545,619
H&R Real Estate Investment Trust			80,000	1,258,452
Kimco Realty Corp.			94,448	1,191,934
Redwood Trust, Inc.			134,445	1,922,564
Simon Property Group, Inc.			85,556	6,160,032
Starwood Property Trust, Inc.			64,528	1,265,394
Vornado Realty Trust			32,991	2,133,858
Walter Investment Management Corp.			137,078	1,861,519

Thrifts & Mortgage Finance 0.27%
First Financial Holdings, Inc.			27,359	322,563
Flushing Financial Corp.			44,119	540,458

Preferred Stocks 0.33%				$1,068,921
(Cost $535,842)

Financials 0.33%				1,068,921

Diversified Financial Services 0.33%
Bank of America Corp., 8.200%			33,443	787,248
Citigroup, Inc., 8.125%, Series AA (I)			11,815	205,345
Citigroup, Inc., 8.500%, Depositary Shares, Series F (I)			4,461	76,328

Convertible Preferred Stocks 3.29%				$10,465,219
(Cost $6,471,063)

Financials 3.29%				10,465,219

Commercial Banks 3.29%
East West Bancorp, Inc., Series A, 8.000%			5,347	8,746,249
Huntington Bancshares, Inc., 8.500%			1,147	1,015,095
Keycorp, 7.750%, Series A			7,500	703,875

Short-Term Investments 2.58%				$8,200,000
(Cost $8,200,000)

		Maturity	Par value
	Yield*	date		Value

U.S. Government Agency 2.58%				8,200,000
Federal Home Loan Bank,
Discount Note	0.030%	02/01/10	8,200,000	8,200,000

Total investments (Cost $291,908,136)† 100.15%				$318,577,859

Other assets and liabilities, net (0.15%)				($481,461)

Total net assets 100.00%				$318,096,398

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

3

John Hancock Financial Industries Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

(I) Non-income producing security.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At January 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $297,605,774. Net unrealized appreciation aggregated $20,972,085, of which $42,861,651 related to appreciated investment securities and $21,889,566 related to depreciated investment securities.

4

Notes to the Schedule of Investments (Unaudited)

Security valuation

Investments are stated at value as of the close of regular trading on the New York Stock exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt instruments are valued at amortized cost.

Other portfolio assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants and rights.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed-income securities.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010, by major security category or security type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	01/31/10	Price	Inputs	Inputs
Equity Securities
Financials	$310,377,859	$297,051,987	$13,325,872	—
Fixed Income Securities
Short-Term Investments	8,200,000	—	8,200,000	—
Total Investments in Securities	$318,577,859	$297,051,987	$21,525,872	—

6

# More information

**Trustees**
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

**Officers**
Keith F. Hartstein
*President and Chief Executive Officer*

Andrew G. Arnott
*Chief Operating Officer*

Thomas M. Kinzler
*Secretary and Chief Legal Officer*

Francis V. Knox, Jr.
*Chief Compliance Officer*

Charles A. Rizzo
*Chief Financial Officer*

Michael J. Leary
*Treasurer*

**Investment adviser**
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

**Subadviser**
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

**Principal distributor**
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

**Custodian**
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

**Transfer agent**
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

**Legal counsel**
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock Signature Services, Inc.<br>P.O. Box 55913<br>Boston, MA 02205-5913 | **Express mail:**<br>John Hancock Signature Services, Inc.<br>Mutual Fund Image Operations<br>30 Dan Road<br>Canton, MA 02021 |
| **Phone** | Customer service representatives<br>EASI-Line<br>TDD line | **1-800-225-5291**<br>**1-800-338-8080**<br>**1-800-554-6713** |

This report is for the information of the shareholders of John Hancock Financial Industries Fund.
7

700Q1 1/10
3/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By: /s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 22, 2010

By: /s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: March 22, 2010